As filed with the Securities and Exchange Commission on May 4, 2007
                                    Investment Company Act File Number 811-2950




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          SHORT TERM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2007

ITEM 1: REPORT TO STOCKHOLDERS

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                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
SHORT TERM
INCOME FUND, INC.
===============================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Short Term Income Fund, Inc. (the "Fund") for the period September 1, 2006 through February 28, 2007.

The Fund's Money Market Portfolio had 14,964 shareholders and net assets of $866,568,727 as of February 28, 2007. The Government Portfolio had 3,501 shareholders and net assets of $418,577,706 as of February 28, 2007.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/S/ Steven W. Duff


Steven W. Duff
President





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
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SHORT TERM INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
               Class A               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                              9/1/06                  2/28/07                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,022.00                    $4.71
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,020.13                    $4.71
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
               Class B               Beginning Account Value    Ending Account Value   Expenses Paid During the
                                              9/1/06                  2/28/07                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,023.30                    $3.41
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,021.42                    $3.41
  expenses)
----------------------------------------------------------------------------------------------------------------------


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
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===============================================================================


----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
       First Southwest Shares        Beginning Account Value    Ending Account Value   Expenses Paid During the
                                              9/1/06                  2/28/07                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,021.40                    $5.31
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,019.54                    $5.31
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
      U.S. Government Portfolio
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
               Class A               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                              9/1/06                  2/28/07                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                 $1,021.90                    $4.51
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                 $1,020.33                    $4.51
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
               Class B               Beginning Account Value    Ending Account Value   Expenses Paid During the
                                              9/1/06                  2/28/07                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,023.30                    $3.16
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,021.67                    $3.16
  expenses)
----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios of 0.94%, 0.68%, and 1.06%, for the Money Market Portfolio Class A, Class B, and First Southwest shares, respectively and 0.90%, and 0.63% for the U.S. Government Portfolio Class A and Class B shares, respectively, multiplied by the average account value over the period (September 1, 2006 through February 28, 2007), multiplied by 181/365 (to reflect the most recent fiscal half-year).



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
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SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================



     Face                                                                           Maturity         Current          Value
    Amount                                                                            Date          Coupon (a)       (Note 1)
----------                                                                           ------         ----------       --------
Asset Backed Commercial Paper (22.59%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Chesham Finance Limited                                             03/01/07           5.31%       $  20,000,000
    40,000,000  Clipper Receivables, LLC                                            03/15/07           5.29           39,918,022
    25,000,000  Greyhawk Funding, LLC                                               03/08/07           5.28           24,974,406
    15,000,000  Greyhawk Funding, LLC                                               03/19/07           5.38           14,960,700
    20,000,000  Lockhart Funding, LLC                                               03/05/07           5.26           19,988,311
     5,900,000  Lockhart Funding, LLC                                               03/05/07           5.29            5,896,545
    13,000,000  Lockhart Funding, LLC                                               03/09/07           5.29           12,984,776
    20,000,000  Market Street Funding, LLC                                          03/05/07           5.28           19,988,311
    10,000,000  Sheffield Receivable Corporation                                    03/15/07           5.28            9,979,545
    27,114,000  Three Rivers Funding Corporation                                    03/06/07           5.29           27,094,154
--------------                                                                                                     -------------
   196,014,000  Total Asset Backed Commercial Paper                                                                  195,784,770
--------------                                                                                                     -------------
Domestic Certificate of Deposit (2.89%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Wilmington Trust Company                                            05/21/07           5.32%       $  25,000,000
--------------                                                                                                     -------------
    25,000,000  Total Domestic Certificate of Deposit                                                                 25,000,000
--------------                                                                                                     -------------
Floating Rate Securities (6.35%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  General Electric Capital Corporation
                Extendible Monthly Securities (b)                                   10/17/07           5.45%       $  15,000,000
    15,000,000  KBC Bank, N.V. (c)                                                  05/22/07           5.35           15,000,000
    15,000,000  Merrill Lynch & Co, Inc. (d)                                        05/14/07           5.29           15,000,000
    10,000,000  Merrill Lynch & Co, Inc. Extendible Monthly Securities (e)          05/14/07           5.33           10,000,000
--------------                                                                                                     -------------
    55,000,000  Total Floating Rate Securities                                                                        55,000,000
--------------                                                                                                     -------------
Foreign Commercial Paper (9.51%)
-----------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Anglo Irish Bank Corporation PLC                                    03/05/07           5.31%       $  29,982,450
    12,835,000  Britannia Building Society                                          04/05/07           5.30           12,769,426
    10,000,000  Britannia Building Society                                          05/14/07           5.32            9,891,980
    30,000,000  Yorkshire Building Society                                          04/23/07           5.31           29,767,683
--------------                                                                                                     -------------
    82,835,000  Total Foreign Commercial Paper                                                                        82,411,539
--------------                                                                                                     -------------
Letter of Credit Commercial Paper (4.60%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Central American Bank
                LOC Barclays Bank PLC                                               04/03/07           5.30%       $  19,903,292



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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===============================================================================




     Face                                                                              Maturity         Current          Value
    Amount                                                                               Date          Coupon (a)       (Note 1)
----------                                                                              ------         ----------       --------
Letter of Credit Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Guam Power Authority
                Insured by AMBAC Assurance Corp                                       04/05/07            5.30%      $  20,000,000
--------------                                                                                                       -------------
    40,000,000  Total Letter of Credit Commercial Paper                                                                 39,903,292
--------------                                                                                                       -------------

Loan Participations (f) (4.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  AXA Equitable Life Insurance Company
                with JPMorgan Chase Bank, N.A.                                        03/21/07            5.34%      $  25,000,000
    15,000,000  Mt. Vernon Phenol (General Electric Co.)
                with JPMorgan Chase Bank, N.A.                                        05/21/07            5.34          15,000,000
--------------                                                                                                       -------------
    40,000,000  Total Loan Participations                                                                               40,000,000
--------------                                                                                                       -------------
Repurchase Agreement (1.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of America, purchased on 02/28/07, repurchase proceeds at maturity $10,001,472 (Collateralized by $12,663,234, GNMA,
                4.02%, due 12/16/21, value $10,200,000)                               03/01/07            5.30%      $  10,000,000
--------------                                                                                                       -------------
    10,000,000  Total Repurchase Agreement                                                                              10,000,000
--------------                                                                                                       -------------
Time Deposit (2.65%)
-----------------------------------------------------------------------------------------------------------------------------------
$   23,000,000  National Bank of Canada                                               03/01/07            5.34%      $  23,000,000
--------------                                                                                                       -------------
    23,000,000  Total Time Deposit                                                                                      23,000,000
--------------                                                                                                       -------------
Variable Rate Demand Instruments (g) (23.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,750,000  Ali Industries, Inc. Project
                LOC National City Bank                                                07/01/10            5.41%      $   1,750,000
     5,500,000  Allegheny County, PA  IDA (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                                    11/01/27            5.34           5,500,000
     2,250,000  Alta Mira LLC, - Series 2004
                LOC M & I Marshall & Ilsley Bank                                      11/01/34            5.42           2,250,000
     1,630,000  ARS Development Ltd. Project - Series 2001
                LOC National City Bank                                                09/01/21            5.41           1,630,000
       990,000  B & V Land Company, LLC
                LOC Huntington National Bank                                          09/01/27            5.42             990,000
     5,703,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank, N.A.                                                05/01/25            5.37           5,703,000
     1,285,000  Bank of Kentucky Building, LLC - Series 1999
                LOC US Bank, N.A.                                                     12/01/19            5.39           1,285,000
     1,000,000  Bookstore Notes - Series 2004A
                LOC M & I Marshall & Ilsley Bank                                      10/01/44            5.32           1,000,000




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


      Face                                                                           Maturity         Current          Value
     Amount                                                                            Date         Coupon (a)        (Note 1)
-----------                                                                            ----         ----------        --------
Variable Rate Demand Instruments (g) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      475,000  Burgess & Niple Limited, - Series 1999
                LOC National City Bank                                               09/01/14          5.36%        $     475,000
       510,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                                    09/01/08          5.45               510,000
       520,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997D
                LOC JPMorgan Chase Bank, N.A.                                        07/02/18          5.36               520,000
     8,430,000  Chicago, IL GO - Series 1999B
                Insured by FGIC                                                      01/01/19          5.31             8,430,000
     5,000,000  City of Marion, IN EDRB
                (Dolgencorp, Inc. Project) - Series 2005A
                LOC KeyBank, N.A.                                                    02/01/35          5.37             5,000,000
       940,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                                 12/01/12          5.41               940,000
       590,000  Crownover Lumber Company - Series 1997A
                LOC Fifth Third Bank                                                 09/01/08          5.49               590,000
       310,000  Crownover Lumber Company - Series 1997B
                LOC Fifth Third Bank                                                 09/01/08          5.49               310,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                                 06/01/24          5.37               300,000
     1,860,000  Dickinson Press, Inc. - Series 1997
                LOC Huntington National Bank                                         01/01/27          5.42             1,860,000
     4,932,427  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                                   10/15/45          5.39             4,932,427
       675,000  Gesmundo & Associates, Inc. Loan Program Notes
                LOC National City Bank                                               08/15/27          5.32               675,000
       835,000  Graves Lumber Co. Project , Series 2000
                LOC Federal Home Loan Bank of Cincinnati                             11/01/10          5.46               835,000
     1,140,000  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                                 06/01/34          5.37             1,140,000
     2,325,000  Holland - Sheltair Aviation Funding, LLC - Series 2005 - B4
                LOC Mellon Bank, N.A.                                                05/01/35          5.32             2,325,000
     3,485,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank                                               10/01/16          5.36             3,485,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC US Bank, N.A.                                                    01/02/26          5.39             3,950,000
     7,725,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                                               02/01/26          5.36             7,725,000




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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===============================================================================




     Face                                                                           Maturity         Current           Value
    Amount                                                                            Date          Coupon (a)        (Note 1)
----------                                                                            -----         ----------        --------
Variable Rate Demand Instruments (g) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,445,000  LKWP Investments, LLC - Series 1997
                LOC Huntington National Bank                                        03/01/27           5.42%        $   1,445,000
       510,000  Machining Center Inc. - Series 1997
                LOC Comerica Bank                                                   10/01/27           5.42               510,000
       425,000  Madison, WI Community Development Authority
                (Block 90 Parking Ramp Project)
                LOC US Bank, N.A.                                                   10/01/08           5.42               425,000
     3,460,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                             07/01/29           5.32             3,460,000
       300,000  Maximum Principal Amount Limited Partnership
                (Riverview Medical Office Building) - Series 1997
                LOC National City Bank                                              11/01/17           5.36               300,000
     1,000,000  Miami Valley Realty Associates - Series 1997
                LOC Key Bank, N.A.                                                  06/01/12           5.41             1,000,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                LOC Federal Home Loan Bank of Dallas                                07/01/20           5.32             3,500,000
     2,935,000  Mobile Airport Authority RB - Series 1999
                LOC Regions Bank                                                    10/01/24           5.32             2,935,000
    13,385,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                                              06/01/20           5.32            13,385,000
     4,000,000  Montgomery, AL Health Facilities Development - Series 2006A
                LOC First Comercial                                                 11/01/33           5.37             4,000,000
       915,000  Mount Carmel East Professional Building - Series 1994A
                LOC National City Bank                                              01/01/14           5.36               915,000
     1,095,000  MCMC POB II (Mount Carmel Partnership Project) - Series 1994
                LOC National City Bank                                              08/01/14           5.36             1,095,000
     3,145,000  Mount Ontario Holdings LLC - Series 2001
                LOC US Bank, N.A.                                                   04/01/21           5.36             3,145,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy LLC Project) - Series 2001B
                LOC Wachovia Bank, N.A.                                             09/01/21           5.32             5,000,000
     6,000,000  Newport, KY Industrial Building RB
                (Aquarium Holdings of Northern Kentucky, LLC Project)
                LOC Fifth Third Bank                                                12/01/08           5.37             6,000,000
     1,000,000  North Coast Quarry, Ltd.
                LOC Fifth Third Bank                                                07/01/31           5.37             1,000,000



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================



     Face                                                                           Maturity         Current           Value
    Amount                                                                            Date          Coupon (a)        (Note 1)
----------                                                                            ----          ----------        --------
Variable Rate Demand Instruments (g) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,070,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc. Project)
                LOC National City Bank                                              12/01/09          5.36%         $   2,070,000
     2,525,000  Ordeal Properties LLC - Series 1997
                LOC Key Bank, N.A.                                                  10/01/12          5.37              2,525,000
     1,500,000  Pennsylvania EDFA
                (West 914 Incorporation Project) - Series 1991 A1
                LOC PNC Bank, N.A.                                                  05/01/21          5.34              1,500,000
     3,915,000  Prevea Clinic, Inc. - Series 2004-A
                LOC Wells Fargo Bank, N.A.                                          12/01/34          5.30              3,915,000
     4,600,000  Rochester Institute of Technology, NY RB - Series 2004A             11/01/21          5.40              4,600,000
     1,400,000  Sacramento County Housing Authority, CA
                (Hidden Oaks Apartments) - Series 1999E
                Collateralized by Federal National Mortgage Association             05/15/29          5.38              1,400,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                                   04/01/23          5.37             10,000,000
     2,680,000  Shelburne Realty & Troy Realty LLC - Series 1996
                LOC National City Bank                                              04/01/17          5.36              2,680,000
    25,000,000  Southern Ute Indian Tribe of the Southern Utd Indian Reservation    01/01/27          5.40             25,000,000
    12,505,000  Southwestern Group Limited  - Series 2001
                LOC US Bank, N.A.                                                   07/01/21          5.34             12,505,000
     5,600,000  St. Johns County IDA  First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Banks, PLC                                         08/01/34          5.42              5,600,000
     2,835,000  St. Ann's Medical Office Building II
                Limited Partnership - Series 1998
                LOC National City Bank                                              11/01/19          5.36              2,835,000
     5,904,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                                   06/01/34          5.36              5,904,000
     4,180,000  Tom Richards, Inc. (Process Technology Project) - Series 2001
                LOC Federal Home Loan Bank of Cincinnati                            12/01/16          5.36              4,180,000
     3,000,000  Tri-Park Villas Notes - Series 2004-A
                LOC M & I Marshall & Ilsley Bank                                    10/01/44          5.32              3,000,000
     1,300,000  UAI Technologies, Inc. - Series 1998
                LOC Wachovia Bank, N.A.                                             05/01/18          5.44              1,300,000
       695,000  Valley City Linen Co. - Series 1997
                LOC Huntington National Bank                                        02/01/27          5.42                695,000



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


     Face                                                                            Maturity        Current           Value
    Amount                                                                            Date          Coupon (a)       (Note 1)
----------                                                                           ------         ----------       --------
Variable Rate Demand Instruments (g) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,375,000  Washington State HFC MHRB
                (The Vintage at Richland Senior Living Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association                 01/15/38         5.34%         $   1,375,000
--------------                                                                                                     -------------
   203,309,427  Total Variable Rate Demand Instruments                                                               203,309,427
--------------                                                                                                     -------------
Yankee Certificates of Deposit (21.93%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Bank of Ireland                                                     03/06/07         5.27%         $  24,999,841
    25,000,000  Canadian Imperial Bank of Commerce                                  03/23/07         5.27             25,000,000
    40,000,000  Deutsche Zentral - Genossenschafts Bank                             03/05/07         5.29             40,000,000
    25,000,000  HSH Nordbank A.G.                                                   03/05/07         5.29             25,000,000
    30,000,000  Norddeutsche Landesbank Girozentral                                 03/19/07         5.29             30,000,000
    20,000,000  Royal Bank of Canada                                                11/09/07         5.40             20,000,000
    25,000,000  Union Bank of Switzerland                                           03/05/07         5.28             25,000,000
--------------                                                                                                     -------------
   190,000,000  Total Yankee Certificates of Deposit                                                                 189,999,841
--------------                                                                                                     -------------
                Total Investments (99.75%) (cost $864,408,869+)                                                      864,408,869
                Cash and other assets, net of liabilities (0.25%)                                                      2,159,858
                                                                                                                   -------------
                Net Assets (100.00%)                                                                               $ 866,568,727
                                                                                                                   =============
                +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b)  The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(c)  The interest rate changes daily based upon Federal Funds Target plus 0.10%.

(d)  The interest rate changes monthly based upon one month LIBOR minus 0.035%.

(e)  The interest rate changes monthly based upon one month LIBOR minus 0.02%.

(f)  The interest rate changes monthly based upon one month LIBOR plus 0.02%.

(g) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


KEY:
EDA      =    Economic Development Authority                HFC      =   Housing Finance Commission
EDFA     =    Economic Development Finance Authority        IDA      =   Industrial Development Authority
EDRB     =    Economic Development Revenue Bond             LOC      =   Letter of Credit
FGIC     =    Financial Guaranty Insurance Company          MHRB     =   Multi-Family Housing Revenue Bond
GNMA     =    Government National Mortgage Association      RB       =   Revenue Bond
GO       =    General Obligation



BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Less than 31 Days                  $727,076,487             84.11%
  31 through 60 Days                   82,440,401              9.54
  61 through 90 Days                   34,891,981              4.04
  91 through 120 Days                          --                --
  121 through 180 Days                         --                --
  Over 180 Days                        20,000,000              2.31
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Total                              $864,408,869            100.00%
------------------------------------------------------------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================



     Face                                                                           Maturity          Current           Value
    Amount                                                                            Date            Yield (a)        (Note 1)
----------                                                                            ----            ---------        --------
Repurchase Agreements (54.47%)
-----------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Annaly Mortgage Management, Inc., purchased on 02/28/07, repurchase proceeds at maturity $100,014,778 (Collateralized by
                $161,112,075 GNMA, 5.375% to 6.125%,
                due 06/20/33 to 03/20/34, value $102,000,000)                        03/01/07           5.32%        $ 100,000,000
    16,000,000  Bank of America, purchased on 02/28/07,
                repurchase proceeds at maturity $16,002,356 (Collateralized by
                $16,330,120, GNMA, 4.591% to 5.321%,
                due 05/16/33 to 12/16/37, value $16,320,001)                         03/01/07           5.30            16,000,000
    95,000,000  Bear Stearns & Co., purchased on 02/28/07,
                repurchase proceeds at maturity $95,014,013 (Collateralized by
                $140,926,695, GNMA, 5.000% to 11.000%,
                due 06/15/07 to 02/15/37, value $96,900,975)                         03/01/07           5.31            95,000,000
    17,000,000  UBS Securities, LLC, purchased on 02/28/07,
                repurchase proceeds at maturity $17,002,508 (Collateralized by
                $22,675,000, GNMA, 5.375% to 6.000%,
                due 04/20/30 to 01/20/37, value $17,343,933)                         03/01/07           5.31            17,000,000
--------------                                                                                                       -------------
   228,000,000  Total Repurchase Agreements                                                                            228,000,000
--------------                                                                                                       -------------

U.S. Government Obligations (45.36%)
-----------------------------------------------------------------------------------------------------------------------------------
$  155,000,000  U.S. Treasury Bill                                                   03/01/07           4.92%        $ 155,000,000
    20,000,000  U.S. Treasury Note, 3.125%                                           05/15/07           5.02            19,925,037
    15,000,000  U.S. Treasury Note, 3.125%                                           05/15/07           5.06            14,942,478
--------------                                                                                                       -------------
   190,000,000  Total U.S. Government Obligations                                                                      189,867,515
--------------                                                                                                       -------------
                Total Investments (99.83%) (cost $417,867,515+)                                                        417,867,515
                Cash and other assets, net of liabilities (0.17%)                                                          710,191
                                                                                                                     -------------
                Net Assets (100.00%)                                                                                 $ 418,577,706
                                                                                                                     =============

                + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The interest rate shown reflects the security's current yield; coupon rate for Treasury Securities is shown within the description.

KEY:

GNMA    =  Government National Mortgage Association

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Less than 31 Days                  $ 383,000,000             91.66%
  31 through 60 Days                            --                --
  61 through 90 Days                    34,867,515              8.34
  91 through 120 Days                           --                --
  121 through 180 Days                          --                --
  Over 180 Days                                 --                --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Total                              $ 417,867,515            100.00%
------------------------------------------------------------------------------






-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================


                                                                           Money Market             U.S. Government
                                                                             Portfolio                  Portfolio
                                                                           ------------             ---------------
ASSETS
   Investments in securities, at amortized cost (Note 1)........      $      854,408,869          $     189,867,515
   Repurchase agreements (Note 1)...............................              10,000,000                228,000,000
   Cash ........................................................                 946,156                  1,156,009
   Accrued interest receivable..................................               2,687,552                    353,923
   Prepaid expenses.............................................                  39,774                     25,275
   Other Receivables............................................                  10,642                      2,773
                                                                      ------------------          -----------------
              Total assets......................................             868,092,993                419,405,495
                                                                      ------------------          -----------------

LIABILITIES

   Payable to affiliates*.......................................                 434,434                    188,001
   Accrued expenses.............................................                 157,220                    122,523
   Dividends payable............................................                 932,612                    517,265
                                                                      ------------------          -----------------
              Total liabilities.................................               1,524,266                    827,789
                                                                      ------------------          -----------------
    Net assets..................................................      $      866,568,727          $     418,577,706
                                                                      ==================          =================

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)......      $      866,569,842          $     418,577,706
   Accumulated net realized loss................................                  (1,115)                   -0-
                                                                      ------------------          -----------------
   Net assets...................................................      $      866,568,727          $     418,577,706
                                                                      ==================          =================
   Net asset value, per share (Note 3):
   Money Market Portfolio:
   Class A shares,         ($356,477,232 applicable to 356,477,690 shares outstanding)                  $      1.00
                                                                                                        ===========
   Class B shares,         ($330,468,473 applicable to 330,468,899 shares outstanding)                  $      1.00
                                                                                                        ===========
   First Southwest shares, ($179,623,022 applicable to 179,623,253 shares outstanding)                  $      1.00
                                                                                                        ===========
   U.S. Government Portfolio:
   Class A shares,         ($176,289,871 applicable to 176,289,871 shares outstanding)                  $      1.00
                                                                                                        ===========
   Class B shares,         ($242,287,835 applicable to 242,287,835 shares outstanding)                  $      1.00
                                                                                                        ===========

* Includes  fees  payable to Reich & Tang Asset  Management,  LLC,  Reich & Tang
Distributors, Inc. and Reich & Tang Services, Inc.




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2007
(UNAUDITED)
===============================================================================

                                                                            Money Market              U.S. Government
                                                                             Portfolio                    Portfolio
                                                                            ------------              ---------------
INVESTMENT INCOME
Income:

   Interest.....................................................      $       23,388,432          $      11,519,959
                                                                      ------------------          -----------------
Expenses: (Note 2)
   Investment management fee....................................               1,308,249                    576,538
   Administration fee...........................................                 920,420                    458,258
   Distribution fee (First Southwest shares)....................                 199,749                      -0-
   Shareholder servicing fee (Class A)..........................                 513,051                    257,479
   Shareholder servicing fee (First Southwest shares)...........                 199,749                      -0-
   Custodian expenses...........................................                  26,255                     20,833
   Shareholder servicing and related shareholder expenses+......                 304,053                    159,104
   Legal, compliance and filing fees............................                 264,168                     69,464
   Audit and accounting.........................................                  92,629                     91,756
   Directors' fees..............................................                  22,174                     15,496
   Miscellaneous................................................                  18,626                     11,454
                                                                      ------------------          -----------------
       Total expenses...........................................               3,869,123                  1,660,382
       Less:  Fees waived (First Southwest shares)..............                 (47,940)                     -0-
              Expenses paid indirectly..........................                    (888)                    (7,923)
                                                                      ------------------          -----------------
       Net expenses.............................................               3,820,295                  1,652,459
                                                                      ------------------          -----------------
Net investment income...........................................              19,568,137                  9,867,500

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................                 -0-                        -0-
                                                                      ------------------          -----------------
Increase in net assets from operations..........................      $       19,568,137          $       9,867,500
                                                                      ==================          =================



+ Includes class specific transfer agency expenses of $144,195 and $94,925 for the Money Market Portfolio Class A and Class B shares, respectively and $72,090 and $57,241 for the U.S. Government Portfolio Class A and Class B shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================




                                                           Money Market Portfolio               U.S. Government Portfolio
                                                    ----------------------------------       -----------------------------------
                                                     Six Months Ended         Year             Six Months Ended        Year
                                                     February 28, 2007        Ended           February 28, 2007        Ended
                                                       (Unaudited)      August 31, 2006         (Unaudited)      August 31, 2006
                                                    ------------------  ---------------      ------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..................          $     19,568,137   $     32,288,892    $     9,867,500    $    16,642,255
    Net realized gain (loss) on investments                    -0-                -0-                 -0-                2,751
                                                     ----------------   ----------------    ---------------    ---------------
    Increase in net assets from operations.                19,568,137         32,288,892          9,867,500         16,645,006
Dividends to shareholders from
    net investment income:
    Class A................................                (9,021,166)       (14,316,769)        (4,511,307)        (8,027,122)
    Class B................................                (7,129,706)       (13,256,967)        (5,356,193)        (8,615,133)
    First Southwest shares.................                (3,417,265)        (4,715,156)           -0-                -0-
                                                     ----------------   ----------------     --------------    ---------------
       Total dividend to shareholders......               (19,568,137)       (32,288,892)        (9,867,500)       (16,642,255)
                                                     ----------------   ----------------     --------------    ---------------
Distributions to shareholders from
     realized gain on investments:
    Class A................................                    -0-                -0-                 -0-               (1,410)
    Class B................................                    -0-                -0-                 -0-               (1,341)
    First Southwest shares.................                    -0-                -0-                 -0-              -0-
                                                     ----------------   ----------------     --------------    ---------------
       Total distributions to shareholders.                    -0-                -0-                 -0-               (2,751)
                                                     ----------------   ----------------     --------------    ---------------
Capital share transactions (Note 3):
    Class A................................               (42,627,451)        51,525,598        (28,042,312)       (34,032,228)
    Class B................................                16,007,722        (84,626,791)        20,536,464        (11,638,016)
    First Southwest shares.................                45,816,254         16,895,909            -0-                -0-
                                                     ----------------   ----------------     --------------    ---------------
       Total capital share transactions....                19,196,525        (16,205,284)        (7,505,848)       (45,670,244)
                                                     ----------------   ----------------     --------------    ---------------
       Total increase (decrease)...........                19,196,525        (16,205,284)        (7,505,848)       (45,670,244)
Net assets:
    Beginning of period....................               847,372,202        863,577,486        426,083,554        471,753,798
                                                     ----------------   ----------------    ---------------    ---------------
    End of period..........................          $    866,568,727   $    847,372,202    $   418,577,706    $   426,083,554
                                                     ================   ================    ===============    ===============

Undistributed net investment income........          $         -0-      $         -0-       $         -0-      $        -0-
                                                     ================   ================    ===============    ===============


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================


1. Summary of Accounting Policies

Short Term Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (the "First Southwest shares"). The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the share classes of each Portfolio represent the same interest in the income and assets of their respective Portfolios. Distribution of First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase Agreements -

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes -

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

d) Dividends and Distributions -

Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

1. Summary of Accounting Policies (Continued)

 e) Use of Estimates -

 The preparation  of  financial   statements  in  conformity   with   accounting
 principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

 f) General -

 Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc.
(the  "Distributor"),   an  affiliate  of  the  Manager,  have  entered  into  a
Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to ..25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the period ended February 28, 2007, the following fees were voluntarily waived by the Distributor:
                                                     Money Market Portfolio
                                                     ----------------------
Distribution fees - First Southwest shares                  $ 47,940

The Distributor has no right to recoup prior fee waivers.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,450 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director will also receive a fee of up to $1,500 at the discretion of the Lead Director for telephonic Board meetings. In addition, the Lead Independent Director will receive an additional $12,000, payable quarterly and the Audit
Committee Chairman and Compliance Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the New Jersey Daily Municipal Income Fund, Inc.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $187,244 and $109,988 for the Money Market Portfolio and the U.S. Government Portfolio, respectively paid to Reich & Tang Services, Inc., (the "Transfer Agent"), an affiliate of the Manager as servicing agent for each portfolio. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of each portfolio. For the period ended February 28, 2007, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of each portfolio.

For the period ended February 28, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:


                                                     Money Market Portfolio             U.S. Government Portfolio
                                                     ----------------------             -------------------------
Custodian expenses                                          $   888                             $  7,252
Shareholder servicing and related shareholder expenses          -0-                                  671
                                                            -------                             --------
   Total                                                    $   888                             $  7,923
                                                            =======                             ========

3. Capital Stock

At February 28, 2007, 10,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                Money Market Portfolio                  U.S. Government Portfolio
                                            ---------------------------              ------------------------------
                                            Six Months             Year              Six Months Ended          Year
                                               Ended               Ended                  Ended               Ended
                                         February 28, 2007    August 31, 2006       February 28, 2007    August 31, 2006
                                         -----------------    ---------------       -----------------    ---------------
Class A shares
--------------
Sold..................................     1,326,880,997       2,026,096,416           538,810,782       1,143,651,308
Issued on reinvestment of dividends...         8,538,952          12,881,685             4,252,122           7,219,159
Redeemed..............................    (1,378,047,400)     (1,987,452,503)         (571,105,216)     (1,184,902,695)
                                         ----------------     ---------------       ---------------     ---------------
Net increase (decrease)...............       (42,627,451)         51,525,598           (28,042,312)       (34,032,228)



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



3. Capital Stock (Continued)

                                                Money Market Portfolio                  U.S. Government Portfolio
                                            ---------------------------               ------------------------------
                                            Six Months             Year               Six Months Ended          Year
                                               Ended               Ended                   Ended               Ended
                                         February 28, 2007    August 31, 2006        February 28, 2007    August 31, 2006
                                         -----------------    ---------------        -----------------    ---------------
Class B shares
--------------
Sold..................................       554,862,012       1,161,030,721           443,160,032         886,491,976
Issued on reinvestment of dividends...         7,221,570          13,139,388             5,368,721           8,078,598
Redeemed..............................      (546,075,860)     (1,258,796,900)         (427,992,289)       (906,208,590)
                                          ----------------    ---------------         --------------      -------------
Net increase (decrease)...............        16,007,722         (84,626,791)           20,536,464         (11,638,016)
                                          ================    ===============         ==============      =============

First Southwest shares

Sold..................................       181,155,301         215,384,221
Issued on reinvestment of dividends...         3,417,262           4,715,497
Redeemed..............................      (138,756,309)       (203,203,809)
                                          ---------------     ---------------
Net increase (decrease)...............        45,816,254          16,895,909
                                          ===============     ===============

4. Tax Information

The tax character of all dividends and distributions paid during the years ended
August 31, 2006 and 2005 were as follows:

                                               Money Market Portfolio                  U.S. Government Portfolio
                                              -----------------------                  -------------------------
                                              2006               2005                  2006                2005
                                          -----------         -----------           -----------         -----------

Ordinary income.......................    $32,288,892         $17,371,571           $16,645,006         $ 9,049,494
Long-term capital gains...............         -0-                 -0-                   -0-                -0-


At August 31, 2006, the Money Market Portfolio had unused capital loss carry forwards of $1,115, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $916 will expire in 2013 and $199 will expire in 2014.

At August 31, 2006, the Money Market Portfolio and the U.S. Government Portfolio had no distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

-------------------------------------------------------------------------------

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SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================


5. Financial Highlights
                                                     Six Months Ended                     Money Market Portfolio
Class A shares                                       February 28, 2007                     Year Ended August 31
---------------                                                         -----------------------------------------------------------
                                                        (Unaudited)     2006         2005         2004         2003         2002
                                                        ----------    ---------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         ---------    ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...........................         0.022        0.037        0.017        0.003        0.006        0.014
    Net realized and unrealized gain (loss)
    on investments..................................          --           --          0.000        0.000          --         0.000
                                                         ---------    ---------     --------     --------     --------     --------
Total from investment operations....................         0.022        0.037        0.017        0.003        0.006        0.014
Less distributions from:
    Dividends from net investment income                    (0.022)      (0.037)      (0.017)      (0.003)      (0.006)      (0.014)
    Net realized gains on investments...............          --          (--)         (--)        (0.000)        (--)       (0.000)
                                                         ---------    ---------     --------     --------     --------     --------
Total distributions.................................        (0.022)      (0.037)      (0.017)      (0.003)      (0.006)      (0.014)
                                                         ---------    ---------     --------     --------     --------     --------
Net asset value, end of period......................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         =========    =========     ========     ========     ========     ========
Total Return........................................         2.20%(a)     3.72%        1.66%        0.33%        0.63%        1.44%
Ratios/Supplemental Data
Net assets, end of period (000's)...................     $ 356,477    $ 399,104     $ 347,579    $ 370,650    $ 389,718    $ 322,381
Ratios to average net assets:
  Expenses (net of fees waived)(b)..................         0.94%(c)     0.94%        0.94%        0.87%        0.87%        0.97%
  Net investment income.............................         4.40%(c)     3.67%        1.64%        0.32%        0.61%        1.56%
  Expenses paid indirectly..........................         0.00%(c)      --          0.00%        0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized





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
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===============================================================================


5. Financial Highlights ( Continued)
                                                     Six Months Ended                     Money Market Portfolio
Class B shares                                       February 28, 2007                     Year Ended August 31
---------------                                                         -----------------------------------------------------------
                                                        (Unaudited)     2006         2005         2004         2003         2002
                                                        ----------    ---------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         ---------    ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...........................         0.023        0.039        0.019        0.006        0.009        0.018
    Net realized and unrealized gain (loss)
    on investments..................................          --           --          0.000        0.000          --         0.000
                                                         ---------    ---------     --------     --------     --------     --------
Total from investment operations....................         0.023        0.039        0.019        0.006        0.009        0.018
Less distributions from:
    Dividends from net investment income                    (0.023)      (0.039)      (0.019)      (0.006)      (0.009)      (0.018)
    Net realized gains on investments...............          --          (--)         (--)        (0.000)        (--)       (0.000)
                                                         ---------    ---------     --------     --------     --------     --------
Total distributions.................................        (0.023)      (0.039)      (0.019)      (0.006)      (0.009)      (0.018)
                                                         ---------    ---------     --------     --------     --------     --------
Net asset value, end of period......................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         =========    =========     ========     ========     ========     ========
Total Return........................................         2.33%(a)     4.00%        1.95%        0.58%        0.92%        1.80%
Ratios/Supplemental Data
Net assets, end of period (000's)...................     $ 330,469    $ 314,461     $ 399,087    $ 614,791    $ 858,944    $ 838,064
Ratios to average net assets:
  Expenses (net of fees waived)(b)..................         0.68%(c)     0.67%        0.66%        0.62%        0.58%        0.61%
  Net investment income.............................         4.65%(c)     3.89%        1.86%        0.57%        0.92%        1.78%
  Expenses paid indirectly..........................         0.00%(c)      --          0.00%        0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized




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
-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================



5. Financial Highlights (Continued)
                                                                                      Money Market Portfolio
                                                         --------------------------------------------------------------------------
                                                                                                                      August 5, 2002
                                                         Six Months Ended                                             (Commencement
First Southwest shares                                  February 28, 2007                 Year Ended August 31,      of Offering) to
----------------------                                                   -------------------------------------------
                                                           (Unaudited)   2006       2005         2004         2003   August 31, 2002
                                                         ------------ ---------    --------     --------     ------- ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................     $   1.00     $   1.00      $  1.00     $  1.00      $  1.00     $  1.00
                                                         ---------    ---------     --------    --------     --------    --------
Income from investment operations:
    Net investment income...........................         0.021        0.035        0.015       0.002        0.005       0.001
    Net realized and unrealized gain (loss)
    on investments..................................          --           --          0.000       0.000          --        0.000
                                                         ---------    ---------     --------    --------     --------    --------
Total from investment operations....................         0.021        0.035        0.015       0.002        0.005       0.001
Less distributions from:
    Dividends from net investment income                    (0.021)      (0.035)      (0.015)     (0.002)      (0.005)     (0.001)
    Net realized gains on investments...............          --          (--)         (--)       (0.000)        (--)      (0.000)
                                                         ---------    ---------     --------    --------     --------    --------
Total distributions.................................        (0.021)      (0.035)      (0.015)     (0.002)      (0.005)     (0.001)
                                                         ---------    ---------     --------    --------     --------    --------
Net asset value, end of period......................     $   1.00     $   1.00      $  1.00     $  1.00      $  1.00     $  1.00
                                                         =========    =========     ========    ========     ========    ========
Total Return........................................         2.14%(a)     3.61%        1.56%       0.19%        0.50%       0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...................     $ 179,623    $ 133,807     $ 116,911   $ 142,384    $ 130,429   $ 127,082
Ratios to average net assets:
  Expenses (net of fees waived)(b)..................         1.06%(c)     1.05%        1.05%       1.01%        0.99%       0.99%
  Net investment income.............................         4.28%(c)     3.56%        1.52%       0.19%        0.51%       0.93%
  Distribution fees waived..........................         0.06%(c)     0.06%        0.06%       0.06%        0.06%       0.06%
  Expenses paid indirectly..........................         0.00%(c)      --          0.00%       0.00%        0.00%       0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



5. Financial Highlights (Continued)
                                                     Six Months Ended                     U.S. Government Portfolio
Class A shares                                       February 28, 2007                       Year Ended August 31
---------------                                                         -----------------------------------------------------------
                                                        (Unaudited)     2006         2005         2004         2003         2002
                                                        ----------    ---------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         ---------    ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...........................         0.022        0.036        0.016        0.003        0.006        0.014
    Net realized and unrealized gain (loss)
    on investments..................................          --          0.000        0.000        0.000          --           --
                                                         ---------    ---------     --------     --------     --------     --------
Total from investment operations....................         0.022        0.036        0.016        0.003        0.006        0.014
Less distributions from:
    Dividends from net investment income                    (0.022)      (0.036)      (0.016)      (0.003)      (0.006)      (0.014)
    Net realized gains on investments...............          --         (0.000)      (0.000)      (0.000)      (0.000)        (--)
                                                         ---------    ---------     --------     --------     --------     --------
Total distributions.................................        (0.022)      (0.036)      (0.016)      (0.003)      (0.006)      (0.014)
                                                         ---------    ---------     --------     --------     --------     --------
Net asset value, end of period......................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         =========    =========     ========     ========     ========     ========
Total Return........................................         2.19%(a)     3.65%        1.64%        0.28%        0.64%        1.39%
Ratios/Supplemental Data
Net assets, end of period (000's)...................     $ 176,290    $ 204,332     $ 238,365    $ 250,634    $ 236,931    $ 241,906
Ratios to average net assets:
  Expenses (net of fees waived)(b)..................         0.90%(c)     0.88%        0.87%        0.84%        0.79%        0.89%
  Net investment income.............................         4.38%(c)     3.55%        1.62%        0.28%        0.64%        1.46%
  Expenses paid indirectly..........................         0.00%(c)      --          0.00%        0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized



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
-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================





5. Financial Highlights (Continued)
                                                     Six Months Ended                     U.S. Government Portfolio
Class B shares                                       February 28, 2007                     Year Ended August 31
---------------                                                         -----------------------------------------------------------
                                                        (Unaudited)     2006         2005         2004         2003         2002
                                                        ----------    ---------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         ---------    ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income...........................         0.023        0.039        0.019        0.005        0.008        0.017
    Net realized and unrealized gain (loss)
    on investments..................................          --          0.000        0.000        0.000        0.000          --
                                                         ---------    ---------     --------     --------     --------     --------
Total from investment operations....................         0.023        0.039        0.019        0.005        0.008        0.017
Less distributions from:
    Dividends from net investment income                    (0.023)      (0.039)      (0.019)      (0.005)      (0.008)      (0.017)
    Net realized gains on investments...............          --         (0.000)      (0.000)      (0.000)      (0.000)        (--)
                                                         ---------    ---------     --------     --------     --------     --------
Total distributions.................................        (0.023)      (0.039)      (0.019)      (0.005)      (0.008)      (0.017)
                                                         ---------    ---------     --------     --------     --------     --------
Net asset value, end of period......................     $   1.00     $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                         =========    =========     ========     ========     ========     ========
Total Return........................................         2.33%(a)     3.94%        1.91%        0.53%        0.84%        1.69%
Ratios/Supplemental Data
Net assets, end of period (000's)...................     $ 242,288    $ 221,752     $ 233,389    $ 290,512    $ 331,130    $ 400,833
Ratios to average net assets:
  Expenses (net of fees waived)(b)..................         0.63%(c)     0.61%        0.60%        0.60%        0.59%        0.58%
  Net investment income.............................         4.65%(c)     3.86%        1.85%        0.52%        0.84%        1.61%
  Expenses paid indirectly..........................         0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended August 31, 2006, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:
                                                            Qualified Interest
                                                                  Income
                                                                  ------
Short Term Income Fund - Money Market Portfolio                     77%
Short Term Income Fund - U.S. Government Portfolio                 100%









-------------------------------------------------------------------------------

-------------------------------------------------------------------------------











                                                          SHORT TERM
                                                          INCOME
                                                          FUND, INC.










-------------------------------------------------------
 This report is submitted for the general  information
 of  the   shareholders   of  the  Fund.   It  is  not
 authorized for distribution to prospective  investors
 in the Fund  unless  preceded  or  accompanied  by an
 effective  prospectus,   which  includes  information
 regarding   the  Fund's   objectives   and  policies,
 experience  of  its  management,   marketability   of
 shares, and other information.
-------------------------------------------------------






Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,                      Semi-Annual Report
     Brooklyn, New York 11217                         February 28, 2007
                                                         (Unaudited)

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF2/07S

SHORT TERM
INCOME
FUND, INC.













                               Semi-Annual Report
                                February 28, 2006
                                   (Unaudited)






















--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS


Not Applicable.


ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT


Not Applicable.


ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


Not Applicable.


ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS


Not applicable.


ITEM 6:    SCHEDULE OF INVESTMENTS


Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.


ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not applicable.


ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


Not applicable.


ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS


There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.


ITEM 10:   CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 11:   EXHIBITS


(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.


(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


 By (Signature and Title)*       /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date:   May 4, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President


Date:   May 4, 2007


By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer


Date:   May 4, 2007


* Print the name and title of each signing officer under his or her signature.